Note 6 Total Group assets by operating segments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022	[1],[3]
Total Assets of the Group by business segments [Line Items]
Assets	€ 772,402	€ 775,558	€ 712,092	[2]
SPAIN
Total Assets of the Group by business segments [Line Items]
Assets	417,752	457,573	427,049
MEXICO
Total Assets of the Group by business segments [Line Items]
Assets	168,470	173,489	142,557
TURKEY
Total Assets of the Group by business segments [Line Items]
Assets	82,782	68,329	66,036
South America [Member]
Total Assets of the Group by business segments [Line Items]
Assets	73,997	64,779	61,951
Rest of business [Member]
Total Assets of the Group by business segments [Line Items]
Assets	66,534	64,274	49,952
Subtotal assets by operating segments [Member]
Total Assets of the Group by business segments [Line Items]
Assets	809,536	828,445	747,545
Corporate Center And Adjustments [Member]
Total Assets of the Group by business segments [Line Items]
Assets	€ (37,134)	€ (52,886)	€ (35,453)

[1]
(1) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the corresponding operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for the years 2023 and 2022 were revised, which has not affected the consolidated financial information of the Group.

[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)
[3]
(2) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts as of that date (see “Presentation of Financial Information—Changes in Accounting Policies—IFRS 17 – Insurance contracts”).